Share-Based Compensation - Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 49,887	$ 652	$ 51,662	$ 1,585	$ 3,196	$ 2,171	$ 1,377
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	17,608	524	18,858	1,339	2,649	1,695	1,002
Selling and Marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	14,306	73	14,584	140	338	374	285
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 17,973	$ 55	$ 18,220	$ 106	$ 209	$ 102	$ 90